Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 HKD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 3,528,299	$ 453,316	$ 3,625,254
Less: Allowance for credit losses	(43,060)	(5,532)	(43,402)
Accounts receivable, net	$ 3,485,239	$ 447,784	$ 3,581,852